Interests in Joint operations	12 Months Ended
Dec. 31, 2017
Disclosure Of Interests in Joint operations [Abstract]
Disclosure of interests in joint arrangements [text block]
Note 31	Interests in Joint operations

The Group has interests in joint operations, which are engaged in the exploration of hydrocarbons in Chile, Colombia, Brazil and Argentina.

In Chile, GeoPark is the operator in all the blocks. In Colombia, GeoPark is the operator in Llanos 34 and Yamu/Carupana blocks. In Argentina, GeoPark is the operator in CN-V block.

The following amounts represent the Group’s share in the assets, liabilities and results of the joint operations which have been recognised in the Consolidated Statement of Financial Position and Statement of Income:

		PP&;E						Operating
Subsidiary /		E&;E	Other	Total	Total	NET ASSETS/		(loss)
Joint operation	Interest	Assets	Assets	Assets	Liabilities	(LIABILITIES)	Revenue	profit
2017
GeoPark Magallanes Ltda.
Tranquilo Block	50%	-	55	55	(432)	(377)	-	(48)
GeoPark TdF S.A.
Flamenco Block	50%	9,893	-	9,893	(1,223)	8,670	879	(1,422)
Campanario Block	50%	17,347	-	17,347	(233)	17,114	-	(150)
Isla Norte Block	60%	9,553	-	9,553	(60)	9,493	-	(161)
Colombia SAS
Yamu/Carupana Block	89.5%	4,741	1	4,742	(2,993)	1,749	3,072	(2,721)
Llanos 34 Block	45%	131,193	4,563	135,756	(5,847)	129,909	259,815	163,917
Llanos 32 Block	12.5%	835	209	1,044	(492)	552	1,784	(319)
GeoPark Brazil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	44,167	19,126	63,293	(11,444)	51,849	34,238	12,731
POT-T-747	70%	849	358	1,207	(1,091)	116	-	-
GeoPark Argentina Limited – Argentinean Branch
CN-V Block	50%	6,819	347	7,166	(984)	6,182	70	(1,163)
Puelen Block	18%	1,318	72	1,390	(232)	1,158	-	(546)
Sierra del Nevado Block	18%	568	169	737	(837)	(100)	-	(474)

		PP&;E						Operating
Subsidiary /		E&;E	Other	Total	Total	NET ASSETS/		(loss)
Joint operation	Interest	Assets	Assets	Assets	Liabilities	(LIABILITIES)	Revenue	profit
2016
GeoPark Magallanes Ltda.
Tranquilo Block	50%	-	55	55	(424)	(369)	-	(40)
GeoPark TdF S.A.
Flamenco Block	50%	15,108	-	15,108	(93)	15,015	1,004	(1,988)
Campanario Block	50%	29,718	-	29,718	(1)	29,717	-	(399)
Isla Norte Block	60%	9,920	-	9,920	(1)	9,919	5	(438)
Colombia SAS
Yamu/Carupana Block	89.5%	3,418	-	3,418	(2,289)	1,129	18	(307)
Llanos 34 Block	45%	79,811	693	80,504	(3,943)	76,561	125,400	83,193
Llanos 32 Block	10%	3,819	-	3,819	(211)	3,608	2,303	1,043
GeoPark Brazil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	54,166	15,791	69,957	(8,442)	61,515	29,719	20,945
2015
GeoPark Magallanes Ltda.
Tranquilo Block	50%	-	45	45	(2)	43	-	(69)
GeoPark TdF S.A.
Flamenco Block	50%	14,932	-	14,932	(53)	14,879	1,810	(51,411)
Campanario Block	50%	27,570	-	27,570	(10)	27,560	13	(7,267)
Isla Norte Block	60%	8,583	-	8,583	(16)	8,567	355	(5,661)
Colombia SAS
Llanos 17 Block	36.84%	-	-	-	(93)	(93)	3	(6,325)
Yamu/Carupana Block	89.5%	3,569	2,061	5,630	(2,235)	3,395	1,409	(16,552)
Llanos 34 Block	45%	76,667	429	77,096	(3,295)	73,801	114,276	53,049
Llanos 32 Block	10%	3,106	96	3,202	(213)	2,989	8,258	(1,343)
GeoPark Brazil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	50,801	12,930	63,731	(10,395)	53,336	32,388	20,354

Capital commitments are disclosed in Note 32 (b).